Other Non-Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Schedule of Other Non-Current Liabilities

(€’000)	As at December 31,
	2020	2019
Onerous contracts - non-current liabilities	371	—

Total Other non-current liabilities	371	—